CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2019
Cash flows from operating activities:
Net income (loss)				$ (230,117,000)		$ (142,734,000)
Changes in operating assets and liabilities:
Net cash flows used in operating activities				(134,971,000)		(78,880,000)
Cash flows from investing activities:
Net cash flows used in investing activities				(198,652,000)		(42,271,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class A common stock, net of issuance costs				620,800,000		439,000
Payment of offering costs				(11,564,000)
Net cash flows provided by financing activities				1,501,100,000		79,776,000
Net increase (decrease) in cash, cash equivalents and restricted cash				1,167,733,000
Net Increase (Decrease) in Cash						(41,375,000)
Cash and cash equivalents at the beginning of period			$ 76,533,000	76,533,000		117,908,000
Cash and cash equivalents, end of period	$ 76,533,000			1,244,266,000	$ 76,533,000	76,533,000
Supplemental disclosure of non-cash financing activities:
Acquisition of state licenses included in accounts payable and accrued expenses						1,000,000
Diamond eagle acquisition
Cash flows from operating activities:
Net income (loss)		$ (675)	479,411		2,309,409
Adjustments to reconcile net income to net cash used in operating activities:
Trust income reinvested in Trust Account		0	(1,444,499)		(5,111,208)
Changes in operating assets and liabilities:
Prepaid expenses					(319,239)
Accounts payable					1,268,808
Net cash flows used in operating activities		0	(736,942)		(1,852,230)
Cash flows from investing activities:
Principal deposited in Trust Account					(400,000,000)
Cash withdrawn from Trust account to pay taxes		0	403,475		1,149,999
Net cash flows used in investing activities		0	403,475		(398,850,001)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party			300,000		60,675	300,000
Repayment of promissory note - related party					(60,675)
Proceeds from private placement of warrants					9,500,000
Proceeds from issuance of Class A common stock, net of issuance costs					400,000,000
Payment of underwriters' discount					(8,000,000)
Payment of offering costs	(22,555,869)		(22,555,870)		(306,544)
Net cash flows provided by financing activities					401,193,456
Net increase (decrease) in cash, cash equivalents and restricted cash		0	(333,467)		491,225
Cash and cash equivalents at the beginning of period		0	491,225	$ 491,225	0
Cash and cash equivalents, end of period	$ 491,225	0	157,758		491,225	$ 491,225
Supplemental disclosure of cash flow information:
Cash paid for taxes		0			1,149,999
Supplemental disclosure of non-cash financing activities:
Deferred underwriting compensation					14,000,000
Class A common stock subject to possible redemption		0	$ 479,420		384,278,530
Offering costs paid by sponsor in exchange for founder shares (Class B Common Stock)		25,000			25,000
Acquisition of state licenses included in accounts payable and accrued expenses		$ 1,733			$ 224,325